SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.10%
Change in valuation allowance	27.36%
Income tax provision	48.46%